Employee Benefits	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Employee Benefits
20.	Employee Benefits
Details of employee benefits for the six months ended June 30, 2023 and 2022 are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Wages and salaries	24,130	17,466
Share-based payment plans expenses	11,059	20,546
Social Security	9,880	5,387

Total	45,069	43,399

The notable rise in Wage and salaries and Social Security expenses for the six months ended June 30, 2023, as compared to the six months ended June 30, 2022 is primarily due to the significant growth of the Group, which required the hiring of additional personnel. The Group has not entered into any defined contribution or defined benefit plans for which pensions costs are incurred. The majority of employees are working in Spain and are participating in a state pension plan for which the expenses are included in social security.
Details of the personnel expense recognized for share-based payment transactions are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Management stock option plan	2,283	9,094
Founders stock option plan	—	8,195
ESPP	158	—
RSU Board	227	—
Performance based earn out in shares and RSU’s management Ares	274	—
Performance based earn out in shares and RSU’s management Coil	1,009	—
RSU Employees	6,919	2,224
RSU Management	976	1,033
Capitalization of share-based payment transactions in intangible assets	(787)	—

Total	11,059	20,546

Management Stock Option Plan
As described in the 2022 Consolidated Financial Statements, the shareholders voted to implement a share-based payment plan (the “Management Stock Option Plan” or “MSOP”) to strengthen management’s link with Wallbox and to incentivize and motivate such management. The Management Stock Option Plan grants management stock options to purchase Class A Shares at a per share exercise price equal to Euro 0.0021.
The Company records this share-based payments plan based on the estimated fair value of the award at the grant date and is recognized as an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award was based on the closest financial round of share capital issued for the firsts grants and the latest ones are based on the estimated market price of the Wallbox’s stock on the date of the grant, in practice the share price of Wallbox at the grant date is used during this reporting period.
Employees Stock Option Plan
As described in the 2022 Consolidated Financial Statements, the shareholders agreed to offer all employees of Wallbox (the “Beneficiaries” or, individually, the “Beneficiary”) the possibility of participating in a share-based payment plan (the “Employee Stock Option Plan” or “ESOP”) to receive stock options (the “Options”) to purchase a certain number of Class A Shares of the Company.
The service-based vesting condition for awards under the Employee Stock Option Plan was completed as of December 31, 2020. All the Options granted will be available for execution when one of the liquidity events described in such plan takes place.
The Company records the share-based payments under such plan based on the estimated fair value of the award at the grant date and is recognized as an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award was based on the closest financial round of share capital issued for the initial grants and the more recent fair value determinations are based on the estimated market price of the Company’s stock on the date of the grant in practice the sh
are price of Wallbox at the grant date is used during this reporting period.

Founders Stock Option Plan
At a meeting held on June 30, 2021, the shareholders of Wallbox Chargers, S.L.U. agreed to implement a share-based payment plan (Founders Stock Option Plan) to strengthen the bond of the founders of Wallbox and in order to align the interests of the founders with the creation of additional value for the Company. The options under the Founders Stock Option Plan have a strike price at a valuation equal to or higher than current market value and allow the founders to benefit from more liquid options which are fully vested and transferable from their date of concession.
In accordance with the terms and conditions of the Founders Stock Option Plan, these options may be exercised in exchange for Class A Shares, nominal value Euro 0.12 per share (previously nominal value, Euro 0.50). The exercise price of the options is equivalent to Euros 1.93 per share after applying the “Exchange Ratio” of Euro 240.990795184659 per Class A Share (previously Euros 466.24 per Wallbox Chargers S.L.U. share).
The maximum number of Class A Shares that underlie all of the options included in this Founders Stock Option Plan is, at the date of the plan implementation, equivalent to 1,033,609 Class A Shares after applying the Exchange Ratio (previously, 4,289 shares of Wallbox Chargers, S.L.U.).
The Board of Directors of the Company has delivered a personal notice to each founder, with an invitation to participate in the Founders Stock Option Plan, which contain, among others, the number of Options granted to each founder; and, where appropriate, the individual conditions governing the participation of the Beneficiary in the Founders Stock Options Plan. For the purposes of this Founders Stock Option Plan, the date of concession is that date indicated in the Invitation Notice.
These invitations were sent in 2022, so the Group recognized the expense accordingly to the valuation of these options in 2022 as they vested following their grant. The Group valued each option at USD 8.66. To determine the fair value at grant date of these options the Group used American option chain, where each option has a maturity of 5 years.
Each beneficiary must comply with the following conditions in order to exercise the options:

i.	A lock-up period over a three-year period, during which time they will be able to exercise the options proportionally on a monthly basis, once they are released from lock-up;

ii.	a temporary suspension of exercise has not been initiated at the time of such exercise; and

iii.	Any other conditions included in the beneficiary’s Invitation Notice have been fulfilled.
RSUs for Employees
At a meeting held on April 6, 2022, the compensation committee approved the implementation of an Incentive Award Plan pursuant to which awards of restricted stock units (“RSUs”) were granted to employees. Each RSU granted represents a right to receive one listed share of the Company at the end of each vesting period, subject to the grantee’s continued service through the applicable vesting date.

The RSUs vest according to the below schedule, subject to the grantee’s continued service through each applicable vesting date:

•	33% will vest on the 1 st anniversary date as from the date of grant.

•	33% will vest on the 2 nd anniversary date as from the date of grant.

•	34% will vest on the 3 rd anniversary date as from the date of grant.
In addition, the Company granted RSUs to the employees of the subsidiaries that it acquired in the second half of 2022. These RSUs are subject to certain performance-based vesting conditions, which have been considered 100% covered when valuing these RSUs.
The Company records these share-based payments under this plan based on the estimated fair value of the award at the grant date and recognizes the payments as an expense in the consolidated statements of profit or loss over the requisite service period. The estimated fair value of the award is based on the listed share price of the Company on the date of grant.
RSUs for Management
At a meeting held on April 6, 2022, the compensation committee approved an Incentive Award Plan pursuant to which awards of RSUs were granted to management. Each RSU granted represents a right to receive one listed share of the Company at the end of each vesting period, subject to continued service.
The RSUs are subject to service-based and performance-based vesting conditions and vest as follows:

•	Serviced-Based Condition: one-third of the RSUs are subject to the service-based condition and will vest as follows:

•	50% of this 33% will vest on the 1 st anniversary date as from the date of grant,

•	50% of this 33% will vest on the 2 nd anniversary date as from the date of grant.

•	Performance-Based Condition: two-thirds of the RSUs are subject to the performance-based condition and will vest as follows:

•	Period 1: 50% will vest:

•
If between April 8, 2025 and April 8, 2029 (both dates included), at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $25 per share for any 20 trading days within any 30 trading days period.

•
Accelerator event: If the Company announces results for the fourth quarter and full year of 2024 of (i) revenue of at least 1B Euro, (ii) the Company’s auditor confirms that the cash flows corresp on
ding to 2024 is positive and (iii) if from December 1, 2024, at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $25 per share for any 20 trading days within any 30 trading days period.

•	Period 2: 50% will vest:

•
If between April 8, 2027 and April 8, 2029 (both dates included), at any time, the closing stock price (the last price at which the Company stock trades during the regular trading session) equals or exceeds $30 per share for any 20 trading days within any 30 trading days period.

Also on November 11, 2022 the Compensation committee approved granting RSUs to certain management personnel of the Group. These RSUs are subject to performance-based vesting conditions only, and such conditions are consistent with the performance-based vesting conditions disclosed above.
The Group has valued each RSUs under such plan as follows:
Service-based condition: This fair value was determined by discounting the forward price of the Company’s stock at each vesting date. The price in this tranche has been based on the spot price at grant date.
Performance-based condition: This fair value has been based on the Company’s price developments according to the Black-Scholes model. Prices for each averaging window are obtained via Monte Carlo simulation.
Additionally, during the six months ended June 30, 2023, the Company has granted new RSUs to members of the Board of Directors. These RSUs will vest in the third quarter of 2023, subject to continued service through such date.
ESPP
In January 2023, the Group launched an offering period under the Amended and Restated 2021 Employee Stock Purchase Plan (“ESPP”) for a length of one year, with the purpose of increasing employee engagement and motivation. The offering has been designed in accordance with the 2021 Employee Stock Purchase Plan approved by the Company upon listing in October 2021. The Employee Stock Purchase Plan consists of an offer to buy a maximum of 20,000 shares by each of the Company’s employees who participates in the ESPP with a discount of up to 15%, with a limit of 1% to 10% of annual salary per year.
Movements during the year
The following table illustrates the movements in stock options during the six months ended June 30, 2023, excluding earn out payments in shares for the business combinations of Coil and Ares in 2022:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	RSU Board	ESPP	Total
At December 31, 2022	1,285,619	6,238,316	1,033,609	2,027,765	2,000,000	496,019	—	—	13,081,328

Granted	—	38,160	—	2,076,632		—	297,774	312,564	2,725,130
Exercised	(84,688)	(622,870)	(20,000)	(616,308)	(249,999)	—	—	(312,564)	(1,906,429)
Cancelled	—	—	—	(350,165)	(291,667)	—	—	—	(641,832)

At June 30, 2023	1,200,931	5,653,606	1,013,609	3,137,924	1,458,334	496,019	297,774	—	13,258,197